Equity Incentive Schemes and Stock Compensation Charges - Outstanding and Exercisable Share Options (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 140.38
Number of Shares (in shares)	656,107
Weighted Average Remaining Contractual Life	4 years 9 months 3 days
Weighted Average Exercise Price (usd per share) | $ / shares	$ 87.80
Number of Shares (in shares)	298,077
Weighted Average Exercise Price (usd per share) | $ / shares	$ 68.72
Minimum Range Exercise Price (usd per share) | $ / shares	22.30
Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 22.30
Number of Shares (in shares)	35,405
Weighted Average Remaining Contractual Life	3 months 25 days
Number of Shares (in shares)	35,405
Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 23.66
Number of Shares (in shares)	31
Weighted Average Remaining Contractual Life	6 months 25 days
Number of Shares (in shares)	31
Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 26.71
Number of Shares (in shares)	450
Weighted Average Remaining Contractual Life	8 months 8 days
Number of Shares (in shares)	450
Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 32.37
Number of Shares (in shares)	18,313
Weighted Average Remaining Contractual Life	1 year 3 months 29 days
Number of Shares (in shares)	18,313
Range 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 36.22
Number of Shares (in shares)	645
Weighted Average Remaining Contractual Life	1 year 5 months 15 days
Number of Shares (in shares)	645
Range 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 37.90
Number of Shares (in shares)	920
Weighted Average Remaining Contractual Life	1 year 11 months 4 days
Number of Shares (in shares)	920
Range 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 40.83
Number of Shares (in shares)	22,740
Weighted Average Remaining Contractual Life	2 years 4 months 20 days
Number of Shares (in shares)	22,740
Range 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 47.03
Number of Shares (in shares)	2,757
Weighted Average Remaining Contractual Life	2 years 2 months 1 day
Number of Shares (in shares)	2,757
Range 9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 48.67
Number of Shares (in shares)	10,128
Weighted Average Remaining Contractual Life	2 years 2 months 15 days
Number of Shares (in shares)	10,128
Range 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 65.60
Number of Shares (in shares)	34,342
Weighted Average Remaining Contractual Life	4 years 4 months 17 days
Number of Shares (in shares)	14,646
Range 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 66.47
Number of Shares (in shares)	3,445
Weighted Average Remaining Contractual Life	3 years 4 months 20 days
Number of Shares (in shares)	2,096
Range 12
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 68.39
Number of Shares (in shares)	61,847
Weighted Average Remaining Contractual Life	3 years 2 months 4 days
Number of Shares (in shares)	38,351
Range 13
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 71.95
Number of Shares (in shares)	100,123
Weighted Average Remaining Contractual Life	4 years 2 months 1 day
Number of Shares (in shares)	68,595
Range 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 83.47
Number of Shares (in shares)	89,308
Weighted Average Remaining Contractual Life	5 years 2 months 1 day
Number of Shares (in shares)	16,578
Range 15
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 90.03
Number of Shares (in shares)	52,082
Weighted Average Remaining Contractual Life	5 years 4 months 17 days
Number of Shares (in shares)	23,594
Range 16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 115.11
Number of Shares (in shares)	87,636
Weighted Average Remaining Contractual Life	6 years 2 months 1 day
Number of Shares (in shares)	6,868
Range 17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 125.74
Number of Shares (in shares)	41,270
Weighted Average Remaining Contractual Life	6 years 4 months 17 days
Number of Shares (in shares)	35,960
Range 18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 137.47
Number of Shares (in shares)	8,378
Weighted Average Remaining Contractual Life	7 years 4 months 17 days
Number of Shares (in shares)	0
Range 19
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share) | $ / shares	$ 140.38
Number of Shares (in shares)	86,287
Weighted Average Remaining Contractual Life	7 years 2 months 1 day
Number of Shares (in shares)	0